FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 6) - Forward freight agreements [Member] - Gross outflow [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 173	$ (867)
On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	173	(867)
Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0